Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
May 27, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at May 29, 2011	$ 21.9
Additions to tax positions recorded during the current year	2.7
Reductions to tax positions due to settlements with taxing authorities	(2.2)
Reductions to tax positions due to statute expiration	(6.7)
Balance at May 27, 2012	$ 15.7